Financial assets and other receivables - Other financial assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Other non-current financial assets held with third parties	$ 5,057	$ 2,618
Other current financial assets held with third parties	1,008	5,544
Other total financial assets held with third parties	6,065	8,162
Amortised cost | Other financial assets
Disclosure of financial assets [line items]
Other non-current financial assets held with third parties	3,456	2,618
Other total financial assets held with third parties	3,456	2,618
Amortised cost | Other financial assets | FerroPem SAS
Disclosure of financial assets [line items]
Deposits given to the French government	$ 2,679
Period for return of deposits	20 years
Fair value through other comprehensive income - designated | Equity securities
Disclosure of financial assets [line items]
Other non-current financial assets held with third parties	$ 1,601
Other current financial assets held with third parties	1,008	5,544
Other total financial assets held with third parties	$ 2,609	$ 5,544